CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Construction Contracts [Abstract]
Contract costs incurred to date	$ 13,272	$ 11,015	$ 21,014
Profit recognized to date (less recognized losses)	117	155	2,044
Contract costs incurred and profit recognized (less recognized losses)	13,389	11,170	23,058
Less: progress billings	(13,723)	(11,450)	(23,847)
Contract work in progress (liability)	(334)	(280)	(789)
Comprising:
Amounts due from customers — work in progress	167	138	435
Amounts due to customers — creditors	(501)	(418)	(1,224)
Contract work in progress (liability)	(334)	$ (280)	$ (789)
Decrease through right to consideration becoming unconditional, contract assets	1,680
Increase in amounts due from customers asset, additions to work in progress	1,665
Decrease in amounts due from customers asset, other changes	(14)
Decrease in amounts due from customers liability, recognized revenue	(361)
Increase in amounts due from customers liability, additions to work in progress	311
Decrease in amounts due from customers liability, other changes	$ (33)